TRADE AND OTHER RECEIVABLES, NET - Allowance (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Changes in the allowance for doubtful accounts:
Balance, beginning of period	$ 45,832	$ 182,365
Provision for doubtful accounts	26,959	80,050
Bad debts written off	(48,855)	(138,514)
Foreign exchange	4,625	3,124
Assets classified as held for sale		(81,193)
Balance, end of period	28,561	45,832
Accounts receivables
Changes in the allowance for doubtful accounts:
Balance, beginning of period	43,127
Balance, end of period	25,583	43,127
Unbilled revenue
Changes in the allowance for doubtful accounts:
Balance, beginning of period	2,705
Balance, end of period	$ 2,978	$ 2,705